Income Taxes (Details) - Schedule of Reconciliation of Effective Income Tax Rate - VASO CORPORATION [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of Reconciliation of Effective Income Tax Rate [Line Items]
Federal statutory rate	21.00%	21.00%
State income taxes	6.13%	2.70%
Change in valuation allowance relating to operations	(87.30%)	(21.32%)
Foreign tax rate differential	(0.78%)	(0.84%)
R&D credit	0.54%	(0.08%)
PPP Loan forgiveness		(11.87%)
Nondeductible expenses	0.20%	0.06%
Other	(6.31%)	12.77%
Total	(66.52%)	2.42%